PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of:

	December 31, 2021	December 31, 2020
Computers and software	$1,266	$567
Furniture and equipment	129	82
Electronic equipment	976	152
Vehicles	177	109
Leasehold improvements	493	170
Construction in progress	199	—
	$3,240	$1,080
Less - accumulated depreciation and amortization	(565)	(325)
Total	$2,675	$755

Construction in progress as of December 31, 2021 consists of capitalized costs related to the Company’s ERP implementation.

Depreciation expenses of property and equipment were $484, $166, and $82 for the years ended December 31, 2021, 2020, and 2019, respectively.